SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Anti-dilutive shares	3,271,507	1,260,984	1,119,310
Restricted bank deposit	$ 1,150
Increase in Operating lease ROU assets and liabilities		$ 1,200
Minimum [Member]
Short-term deposits bear interest	0.71%
Maximum [Member]
Short-term deposits bear interest	1.87%